Income Taxes - Summary of Reconciliation of Income Taxes at Canadian Statutory Rates with Reported Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss from continuing operations before tax	$ (93,568)	$ (38,610)
Income/(Loss) from discontinued operations	0	122
(Loss)/Income before tax	$ (93,568)	$ (38,488)
Statutory tax rate	27.00%	27.00%
Expected income tax expense/(recovery) at statutory tax rate	$ (25,263)	$ (10,392)
Items not taxable for income tax purposes	9,846	(6)
Effect of lower tax rate in foreign jurisdiction	3,048	2,454
Change in unrecognized deferred tax assets and other	12,369	7,944
Tax expense (recovery)	$ 0	$ 0